Segment information (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Information on Reportable Segments
Information on reportable segments for the year ended March 31, 2020 is as follows:

	IT Services										IT Products		ISRE		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	176,115	₹	181,481	₹	157,526	₹	78,676	₹	593,798	₹	11,657	₹	7,950	₹	(4)	₹	613,401
Other operating income/(loss), net		—		—		—		—		1,144		—		—		—		1,144
Segment r esult		27,289		34,341		27,617		9,550		98,797		(323)		(1,849)		229		96,854
Unallocated										7,732		—		—		—		7,732

Segment r esult t otal									₹	107,673	₹	(323)	₹	(1,849)	₹	229	₹	105,730
Finance expense																		(7,328)
Finance and other income																		24,081
Share of net profit/(loss) of associates accounted for using the equity method																		29

Profit before tax																	₹	122,512
Income tax expense																		(24,799)

Profit for the year																	₹	97,713

Depreciation, amortization and impairment																	₹	20,862

Information on reportable segments for the year ended March 31, 2021 is as follows:

	IT Services										IT Products		ISRE		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	178,091	₹	179,821	₹	165,441	₹	82,462	₹	605,815	₹	7,685	₹	8,912	₹	13	₹	622,425
Other operating income/(loss), net		—		—		—		—		(81)		—		—		—		(81)
Segment r esult		33,040		41,589		31,673		11,476		117,778		45		1,061		(903)		117,981
Unallocated										5,153		—		—		—		5,153

Segment r esult t otal									₹	122,850	₹	45	₹	1,061	₹	(903)	₹	123,053
Finance expense																		(5,088)
Finance and other income																		20,912
Share of net profit/(loss) of associates accounted for using the equity method																		130

Profit before tax																	₹	139,007
Income tax expense																		(30,345)

Profit for the year																	₹	108,662

Depreciation, amortization and impairment																	₹	27,656

Information on reportable segments for the year ended March 31, 2022 is as follows:

	IT Services										IT Products		ISRE		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	217,874	₹	239,404	₹	233,443	₹	91,103	₹	781,824	₹	6,173	₹	7,295	₹	(3)	₹	795,289
Other operating income/(loss), net		—		—		—		—		2,186		—		—		—		2,186
Segment r esult		42,820		47,376		35,739		10,523		136,458		115		1,173		(80)		137,666
Unallocated										434		—		—		—		434

Segment r esult t otal									₹	139,078	₹	115	₹	1,173	₹	(80)	₹	140,286
Finance expense																		(5,325)
Finance and other income																		16,257
Share of net profit/(loss) of associates accounted for using the equity method																		57

Profit before tax																	₹	151,275
Income tax expense																		(28,946)

Profit for the year																	₹	122,329

Depreciation, amortization and impairment																	₹	30,911

Disclosure of Contribution of Revenue More than 10% from Geographical Areas
Revenues from United States of America and United Kingdom contributed more than 10% of Company’s total revenues as per table below:

	Year ended March 31,
	2020		2021		2022
United States of America	₹	338,490	₹	336,009	₹	427,021
United Kingdom		65,258		67,852		101,437

	₹	403,748	₹	403,861	₹	528,458